LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED SEPTEMBER 1, 2021

TO THE SUMMARY PROSPECTUS, AS APPLICABLE, AND PROSPECTUS

OF EACH FUND LISTED IN SCHEDULE A

Effective September 1, 2021, the following changes are made to each fund’s Prospectus (and Summary Prospectus, as applicable):

1a.	The following is added to the second paragraph in the section titled “Management – Investment professionals” in each fund’s Prospectus (and Summary Prospectus, as applicable):

Investment professional	Title	Investment professional of the fund since
Ion G. Dan	Portfolio Manager	September 2021

1b.	The following is added to the second paragraph in the section titled “More on fund management – Investment professionals” in each fund’s Prospectus:

Investment professional	Title and recent biography	Investment professional of the fund since
Ion G. Dan	Portfolio Manager and has been employed by Western Asset as an investment professional since 2019. Prior to joining Western Asset Mr. Dan served as a Senior Portfolio Manager and Division Director at Macquarie Investment Management.	September 2021

SCHEDULE A

Fund	Date of Summary Prospectus, as applicable, and Prospectus
LEGG MASON PARTNERS INCOME TRUST

Western Asset Mortgage Total Return Fund	May 1, 2021

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset SMASh Series M Fund	June 30, 2021

Please retain this supplement for future reference.

WASX655013